9. INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Federal tax benefit at statutory rate	$ (319,489)	$ (842,257)
State tax benefit, net	(58,881)	(161,372)
Research and development credits	(10,123)	(39,517)
Employee stock-based compensation
Other differences		46
Change in valuation allowance	388,493	1,043,100
Provision for income taxes